MORGAN STANLEY EUROPEAN EQUITY FUND INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 8, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley European Equity Fund Inc.

File Nos. 33-33530; 811-6044

Ladies and Gentlemen:

On behalf of Morgan Stanley European Equity Fund Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated February 28, 2013. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated September 17, 2013 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6983 (tel.) or 646.452.4799 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.